OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2022	2021

Prepaid expenses	$6,313	$5,882
Government authorities	13,005	14,289
Advances to suppliers	3,439	5,541
Derivatives	371	1,901
Other receivables (*)	9,442	7,830

	$32,570	$35,443

(*) Including mainly insurance receivables, see also note 11.